Long-term interest bearing debt - Narrative (Details)					1 Months Ended			3 Months Ended			6 Months Ended	8 Months Ended	12 Months Ended			15 Months Ended
	Jan. 01, 2017	Apr. 27, 2016 USD ($)	Jul. 01, 2015	Oct. 30, 2013 NOK	Feb. 28, 2015	Oct. 31, 2013 USD ($)	Apr. 30, 2011 USD ($)	Dec. 31, 2016	Dec. 31, 2014 USD ($)	Mar. 31, 2014 USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2016	Apr. 28, 2016 USD ($)	Dec. 31, 2015 NOK	Dec. 31, 2014 NOK	Feb. 28, 2014	Jan. 31, 2014 USD ($)	Nov. 20, 2013 USD ($)	Oct. 17, 2013 USD ($)	Jun. 28, 2013 USD ($)	Jun. 27, 2013 USD ($)	Mar. 31, 2012 USD ($)
Debt Instrument [Line Items]
Proceeds from related party loan													$ 0	$ 40,000,000	$ 193,500,000
Repayment of related party loan													0	110,000,000	21,600,000
Long term debt to related party									$ 308,400,000				321,000,000	$ 308,400,000
Credit Facility US$2,000 | Secured Debt
Debt Instrument [Line Items]
Maximum borrowing capacity							$ 2,000,000,000
Pledged as security													$ 2,178,900,000
Term of debt (in years)							6 years
Balloon payment to be paid							$ 950,000,000
Debt Instrument, covenant compliance, EBITDA to interest expense ratio													2.5
Debt Instrument, covenant compliance, liabilities to assets ratio, minimum													1
Debt Instrument, covenant compliance, current assets, minimum percent of shares listed													20.00%
Debt Instrument, covenant compliance, current assets, minimum percent of companies owned													20.00%
Debt Instrument, covenant compliance, net debt to EBITDA													4.5
Credit Facility US$2,000 | LIBOR | Secured Debt
Debt Instrument [Line Items]
Description of variable rate basis							Libor
Basis spread on variable rate							2.00%
Loans Payable | NOK1,500 Million Floating Interest Rate Bond
Debt Instrument [Line Items]
Guarantee fee percent					0.30%
Long-term debt, fair value | NOK				NOK 1,500,000,000														NOK 1,500,000,000
Coupon rate (as a percent)				6.18%
Debt Instrument, covenant compliance, equity, minimum													30.00%
Loans Payable | NOK1,500 Million Floating Interest Rate Bond | NIBOR
Debt Instrument [Line Items]
Description of variable rate basis													NIBOR
Basis spread on variable rate				4.40%
Loans Payable | US $600 Million Unsecured Bond
Debt Instrument [Line Items]
Coupon rate (as a percent)																					6.25%
Debt face amount																					$ 600,000,000
Line of Credit | Credit Facility US$2,000
Debt Instrument [Line Items]
Amount undrawn													$ 50,000,000
Commitment fee percent													40.00%
Guarantee fee percent					0.30%
Senior Notes | $1,000 Million 5-5/8% Senior Notes
Debt Instrument [Line Items]
Debt face amount													$ 1,000,000,000
Senior Notes | $500 Million 6-1/8% Senior Notes
Debt Instrument [Line Items]
Debt face amount													$ 500,000,000
Parent Company | Loans Payable | NOK1,500 Million Floating Interest Rate Bond
Debt Instrument [Line Items]
Debt instrument, ownership percentage									5.50%				5.50%	5.50%
Debt face amount | NOK				NOK 11,000,000														NOK 9,400,000.0	NOK 11,000,000.0
Parent Company | Loans Payable | US $600 Million Unsecured Bond
Debt Instrument [Line Items]
Coupon rate (as a percent)													6.25%					6.25%			6.25%
Debt instrument, ownership percentage													31.10%	31.10%
Debt face amount									$ 186,600,000.0				$ 186,600,000.0	$ 186,600,000.0
Parent Company | Loans Payable | US $500 Million Fixed Interest Bond
Debt Instrument [Line Items]
Coupon rate (as a percent)							7.75%
Debt face amount							$ 500,000,000
SF Linus Ltd | US $475 Million Revolving Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity						$ 475,000,000
Pledged as security													559,100,000
Term of debt (in years)						5 years
Balloon payment to be paid						$ 192,000,000
Amount undrawn													0
Guarantee fee percent					0.30%
Amount outstanding													41,000,000
Repayments													138,300,000
SF Linus Ltd | US $475 Million Revolving Credit Facility | LIBOR | Revolving Credit Facility
Debt Instrument [Line Items]
Description of variable rate basis						LIBOR
Basis spread on variable rate						2.75%
Majority Shareholder
Debt Instrument [Line Items]
Proceeds from related party loan													0	142,000,000	355,000,000
Repayment of related party loan													0	517,000,000	$ 659,400,000
Majority Shareholder | Credit Facility US$2,000 | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, covenant compliance, cash and cash equivalents													150,000,000
Majority Shareholder | US $85 Million Unsecured Revolving Shareholder Loan | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity													85,000,000									$ 85,000,000		$ 335,000,000	$ 200,000,000	$ 200,000,000
Proceeds from related party loan													$ 0
Repayment of related party loan														0
Majority Shareholder | US $85 Million Unsecured Revolving Shareholder Loan | LIBOR | Revolving Credit Facility
Debt Instrument [Line Items]
Description of variable rate basis													Libor
Basis spread on variable rate													3.00%
Majority Shareholder | Loans Payable | US $500 Million Fixed Interest Bond
Debt Instrument [Line Items]
Coupon rate (as a percent)							7.70%
Debt face amount							$ 500,000,000
Debt instrument, settlement premium																					$ 22,500,000
Majority Shareholder | Parent Company | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, covenant compliance, equity, minimum													30.00%
Affiliated Entity | SF Linus Ltd | Loans Payable | US $195 Million Loan
Debt Instrument [Line Items]
Debt face amount																								195,000,000
Repayments of long-term debt										$ 70,000,000			$ 125,000,000	125,000,000
Long term debt to related party									125,000,000				$ 125,000,000	125,000,000
Scenario, Forecast | Credit Facility US$2,000 | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, covenant compliance, leverage ratio								5.5								6.0
Scenario, Forecast | Majority Shareholder | Parent Company | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, covenant compliance, leverage ratio								5.5			6.5	6.0
Debt Instrument, covenant compliance, net debt to EBITDA	4.5
Leverage Ratio of 4.5 | Credit Facility US$2,000 | Secured Debt
Debt Instrument [Line Items]
Basis spread on variable rate			0.125%
Leverage Ratio of 5.00 | Credit Facility US$2,000 | Secured Debt
Debt Instrument [Line Items]
Basis spread on variable rate			0.25%
Leverage Ratio of 5.50 | Credit Facility US$2,000 | Secured Debt
Debt Instrument [Line Items]
Basis spread on variable rate			0.75%
Minimum | Credit Facility US$2,000 | Secured Debt
Debt Instrument [Line Items]
Percent of market value													135.00%
Minimum | Leverage Ratio of 4.5 | Credit Facility US$2,000 | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, covenant compliance, leverage ratio			4.50
Minimum | Leverage Ratio of 5.00 | Credit Facility US$2,000 | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, covenant compliance, leverage ratio			5.00
Minimum | Leverage Ratio of 5.50 | Credit Facility US$2,000 | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, covenant compliance, leverage ratio			5.50
Maximum | Leverage Ratio of 4.5 | Credit Facility US$2,000 | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, covenant compliance, leverage ratio			4.99
Maximum | Leverage Ratio of 5.00 | Credit Facility US$2,000 | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, covenant compliance, leverage ratio			5.49
Maximum | Leverage Ratio of 5.50 | Credit Facility US$2,000 | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, covenant compliance, leverage ratio			6.00
Ship Finance | Affiliated Entity | SF Linus Ltd | US $475 Million Revolving Credit Facility
Debt Instrument [Line Items]
Debt face amount									451,300,000				$ 354,000,000	451,300,000									$ 475,000,000
Ship Finance | Affiliated Entity | SF Linus Ltd | Loans Payable | US $195 Million Loan
Debt Instrument [Line Items]
Coupon rate (as a percent)																				4.50%
Debt face amount																								$ 195,000,000
New Accounting Pronouncement, Early Adoption, Effect | Long-Term Debt, Current Maturities
Debt Instrument [Line Items]
Debt issuance cost									7,900,000				7,700,000	7,900,000
New Accounting Pronouncement, Early Adoption, Effect | Long-term Debt
Debt Instrument [Line Items]
Debt issuance cost									$ 15,400,000				$ 7,000,000	$ 15,400,000
Subsequent Event | Majority Shareholder | Parent Company | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, covenant compliance, leverage ratio		6.0
Subsequent Event | Minimum | Secured Debt
Debt Instrument [Line Items]
Cash and cash equivalents (at least)		$ 150,000,000															$ 250,000,000